Employee Benefit Plans (Options outstanding) (Details) - $22.91	Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options | shares	2,500
Option Price | $ / shares	$ 22.91
Outstanding Options | shares	2,000
Option Price | $ / shares	$ 22.91